Label	Element	Value
Multi-Class Prospectus | PACE Large Co Value Equity Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

May 12, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020, as supplemented.

Includes:

•  PACE® Large Co Value Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Large Co Value Equity Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") as subadvisor to the fund, effective as of the close of business on May 7, 2021. In addition, at the recommendation of UBS AM, the Board has appointed Artisan Partners Limited Partnership ("Artisan Partners") to serve as a new subadvisor to the fund. Artisan assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on May 10, 2021.

Second, this supplement updates certain information regarding the investment strategy of Aviva Investors Americas LLC, a subadvisor to PACE® Alternative Strategies Investments.

Third, this supplement updates certain information regarding exchanges of shares of the funds by Merrill Lynch account holders and customers.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Large Co Value Equity Investments

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Large Co Value Equity Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Management process" beginning on page 35 of the Multi-Class Prospectus and page 38 of the Class P Prospectus is revised by adding the following bullet point to the last paragraph of that section:

• A "select equity" strategy in which the subadvisor employs a fundamental investment process to construct a focused portfolio of securities of what it views as undervalued US companies across a broad capitalization range.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 37 of the Multi-Class Prospectus and page 40 of the Class P Prospectus is revised by adding the following as the second to last sentence of the first paragraph of that section:

Artisan Partners Limited Partnership ("Artisan Partners") assumed day-to-day management of a separate portion of the fund's assets on May 10, 2021.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.